Quarterly portfolio holdings
John Hancock
Preferred Income Fund II
Closed-end fixed income
April 30, 2025
Manulife, Manulife Investments, Stylized M Design, and Manulife Investments & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and John Hancock and the Stylized John Hancock Design are trademarks of John Hancock Life Insurance Company (U.S.A.). Each are used by it and by its affiliates under license.

Fund’s investments

As of 4-30-25 (unaudited)
	Shares	Value
Preferred securities (A) 89.6% (55.6% of Total investments)		$295,958,608
(Cost $323,617,589)
Communication services 5.7%		18,942,022
Wireless telecommunication services 5.7%
Telephone & Data Systems, Inc., 6.000%	314,625	5,842,586
Telephone & Data Systems, Inc., 6.625%	211,250	4,400,338
U.S. Cellular Corp., 5.500%	52,325	1,149,057
U.S. Cellular Corp., 5.500% (B)	94,450	2,094,901
U.S. Cellular Corp., 6.250%	231,150	5,455,140
Consumer discretionary 0.5%		1,544,610
Broadline retail 0.5%
QVC Group, Inc., Series A, 8.000%	48,500	1,322,110
QVC, Inc., 6.250%	25,000	222,500
Financials 63.1%		208,407,755
Banks 23.2%
Bank of America Corp., 5.000% (B)	91,000	1,848,210
Bank of America Corp., 6.450% (B)	95,854	2,437,567
Bank of America Corp., 7.250% (B)	7,000	8,190,560
Bank of Hawaii Corp., 8.000%	93,825	2,391,599
Citigroup Capital XIII, 10.911% (3 month CME Term SOFR + 6.632%) (B)(C)	265,000	7,897,000
Citizens Financial Group, Inc., 7.375%	205,000	5,385,350
Fifth Third Bancorp, 6.000% (B)	161,475	3,936,761
First Citizens BancShares, Inc., 5.375%	75,892	1,575,518
Fulton Financial Corp., 5.125% (B)	103,025	1,925,537
Huntington Bancshares, Inc., 6.875% (6.875% to 4-15-28, then 5 Year CMT + 2.704%)	125,550	3,172,649
KeyCorp, 5.650%	152,983	3,351,858
KeyCorp, 6.125% (6.125% to 12-15-26, then 3 month CME Term SOFR + 4.154%)	25,000	631,500
KeyCorp, 6.200% (6.200% to 12-15-27, then 5 Year CMT + 3.132%)	76,175	1,868,573
M&T Bank Corp., 7.500%	147,500	3,936,775
Pinnacle Financial Partners, Inc., 6.750%	76,350	1,862,940
Regions Financial Corp., 4.450%	138,875	2,440,034
Regions Financial Corp., 6.950% (6.950% to 9-15-29, then 5 Year CMT + 2.771%)	136,100	3,402,500
Synovus Financial Corp., 7.893% (3 month CME Term SOFR + 3.614%) (B)(C)	43,150	1,071,846
Synovus Financial Corp., 8.397% (5 Year CMT + 4.127%) (B)(C)	140,325	3,576,884
Truist Financial Corp., 4.750% (B)	127,175	2,429,043
U.S. Bancorp, 5.500% (B)	96,475	2,148,498
Wells Fargo & Company, 7.500% (B)(D)	7,500	8,714,990
WesBanco, Inc., 6.750% (6.750% to 11-15-25, then 5 Year CMT + 6.557%)	93,000	2,344,530
Capital markets 10.1%
Affiliated Managers Group, Inc., 6.750% (B)	207,900	4,925,151
Brookfield Finance, Inc., 4.625% (B)	158,548	2,460,665
Carlyle Finance LLC, 4.625% (B)	29,926	506,049
KKR & Company, Inc., 6.250% (B)	37,750	1,809,358
Morgan Stanley, 6.375% (B)	125,000	3,035,000
Morgan Stanley, 6.500% (B)	148,450	3,724,611
Morgan Stanley, 6.625% (B)	80,750	2,030,055
Morgan Stanley, 6.875% (B)	99,875	2,506,863
Morgan Stanley, 7.125% (B)	191,422	4,823,834
The Bank of New York Mellon Corp., 6.150% (6.150% to 3-20-30, then 5 Year CMT + 2.161%) (B)	101,400	2,547,168
TPG Operating Group II LP, 6.950% (B)	203,425	4,869,995
Consumer finance 2.5%
Navient Corp., 6.000%	200,341	3,526,002
Synchrony Financial, 8.250% (8.250% to 5-15-29, then 5 Year CMT + 4.044%) (B)	183,025	4,617,721
2	JOHN HANCOCK PREFERRED INCOME FUND II | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Shares	Value
Financials (continued)
Financial services 5.4%
Apollo Global Management, Inc., 7.625% (7.625% to 12-15-28, then 5 Year CMT + 3.226%) (B)(D)	230,925	$6,131,059
Corebridge Financial, Inc., 6.375% (B)(D)	141,025	3,364,857
Federal National Mortgage Association, Series S, 8.250% (E)	75,000	891,750
Jackson Financial, Inc., 8.000% (8.000% to 3-30-28, then 5 Year CMT + 3.728%)	50,725	1,316,314
KKR Group Finance Company IX LLC, 4.625% (B)	250,474	4,320,677
National Rural Utilities Cooperative Finance Corp., 5.500% (B)	80,425	1,898,030
Insurance 21.9%
AEGON Funding Company LLC, 5.100% (B)	257,925	5,189,451
American Financial Group, Inc., 5.125% (B)	123,850	2,343,242
American National Group, Inc., 6.625% (6.625% to 9-1-25, then 5 Year CMT + 6.297%) (B)	157,275	3,957,039
American National Group, Inc., 7.375% (B)	180,800	4,505,536
Aspen Insurance Holdings, Ltd., 7.000% (B)	152,900	3,605,382
Athene Holding, Ltd., 6.350% (6.350% to 6-30-29, then 3 month LIBOR + 4.253%) (B)	270,000	6,328,800
Athene Holding, Ltd., 7.750% (7.750% to 12-30-27, then 5 Year CMT + 3.962%) (B)	293,775	7,376,690
Brighthouse Financial, Inc., 6.600% (B)	306,687	6,142,941
Enstar Group, Ltd., 7.000% (7.000% to 9-1-28, then 3 month LIBOR + 4.015%) (B)	29,525	629,473
F&G Annuities & Life, Inc., 7.300%	135,000	3,163,050
F&G Annuities & Life, Inc., 7.950% (B)(D)	167,850	4,291,925
Lincoln National Corp., 9.000% (B)	200,400	5,434,848
Reinsurance Group of America, Inc., 7.125% (7.125% to 10-15-27, then 5 Year CMT + 3.456%) (B)	281,925	7,239,834
RenaissanceRe Holdings, Ltd., 4.200% (B)	186,575	2,916,167
The Allstate Corp., 7.375% (B)	84,800	2,248,896
The Phoenix Companies, Inc., 7.450%	216,500	3,821,225
Unum Group, 6.250%	137,500	3,367,375
Industrials 1.1%		3,452,123
Trading companies and distributors 1.1%
WESCO International, Inc., 10.625% (10.625% to 6-22-25, then 5 Year CMT + 10.325%) (B)	135,750	3,452,123
Information technology 1.1%		3,665,555
Software 0.7%
MicroStrategy, Inc., 10.000% (B)	23,700	2,172,105
Technology hardware, storage and peripherals 0.4%
Hewlett Packard Enterprise Company, 7.625% (B)	29,750	1,493,450
Real estate 2.3%		7,732,166
Hotel and resort REITs 0.9%
Pebblebrook Hotel Trust, 6.375%	160,450	2,936,235
Office REITs 0.6%
Vornado Realty Trust, 5.400%	119,425	2,089,938
Specialized REITs 0.8%
Public Storage, 4.625% (B)	143,250	2,705,993
Utilities 15.8%		52,214,377
Electric utilities 7.6%
Duke Energy Corp., 5.750%	224,675	5,605,641
NextEra Energy, Inc., 7.234%	73,800	3,130,596
NextEra Energy, Inc., 7.299% (B)	28,200	1,308,198
NSTAR Electric Company, 4.780% (B)	15,143	1,156,925
PG&E Corp., 6.000% (B)	48,450	2,107,091
SCE Trust VI, 5.000%	105,750	1,731,128
SCE Trust VII, 7.500%	192,250	4,431,363
SCE Trust VIII, 6.950% (B)	121,500	2,664,495
The Southern Company, 4.950% (B)	86,025	1,724,801
The Southern Company, 6.500% (B)	55,125	1,407,341
SEE NOTES TO FUND’S INVESTMENTS	JOHN HANCOCK PREFERRED INCOME FUND II | QUARTERLY REPORT	3

	Shares	Value
Utilities (continued)
Gas utilities 0.4%
Spire, Inc., 5.900%	52,675	$1,261,566
Multi-utilities 7.8%
Algonquin Power & Utilities Corp., 8.552% (3 month CME Term SOFR + 4.272% to 7-1-29, then 3 month CME Term SOFR + 4.522% to 7-1-49, then 3 month CME Term SOFR + 5.272%) (B)(C)(F)	175,450	4,412,568
CMS Energy Corp., 5.625% (B)	187,515	3,967,817
CMS Energy Corp., 5.875% (B)	102,900	2,264,829
CMS Energy Corp., 5.875% (B)(D)	270,225	6,026,018
DTE Energy Company, Series E, 5.250% (B)	160,000	3,387,200

Sempra, 5.750% (B)	270,000	5,626,800
Common stocks 0.8% (0.5% of Total investments)		$2,637,518
(Cost $2,804,146)
Utilities 0.8%		2,637,518
Multi-utilities 0.8%
Algonquin Power & Utilities Corp. (B)	490,245	2,637,518

	Rate (%)	Maturity date	Par value^	Value
Corporate bonds 67.3% (41.8% of Total investments)				$222,357,077
(Cost $221,346,276)
Communication services 2.1%				7,079,415
Diversified telecommunication services 0.6%
Bell Canada (6.875% to 9-15-30, then 5 Year CMT + 2.390%) (B)(D)	6.875	09-15-55	2,100,000	2,097,543
Wireless telecommunication services 1.5%
Rogers Communications, Inc. (7.125% to 4-15-35, then 5 Year CMT + 2.620%)	7.125	04-15-55	5,000,000	4,981,872
Consumer discretionary 1.3%				4,405,867
Automobiles 0.6%
General Motors Financial Company, Inc. (6.500% to 9-30-28, then 3 month LIBOR + 3.436%) (B)(F)	6.500	09-30-28	2,196,000	2,063,770
Broadline retail 0.7%
Rakuten Group, Inc. (8.125% to 12-15-29, then 5 Year CMT + 4.250%) (F)(G)	8.125	12-15-29	2,490,000	2,342,097
Consumer staples 0.2%				616,397
Food products 0.2%
Land O’ Lakes, Inc. (B)(F)(G)	8.000	07-16-25	670,000	616,397
Energy 9.0%				29,571,760
Oil, gas and consumable fuels 9.0%
Enbridge, Inc. (7.200% to 6-27-34, then 5 Year CMT + 2.970%) (B)(D)	7.200	06-27-54	1,750,000	1,739,391
Enbridge, Inc. (7.375% to 1-15-28, then 5 Year CMT + 3.708% to 1-15-33, then 5 Year CMT + 3.958% to 1-15-48, then 5 Year CMT + 4.708%) (B)(D)	7.375	01-15-83	1,853,000	1,858,318
Enbridge, Inc. (8.500% to 1-15-34, then 5 Year CMT + 4.431% to 1-15-54, then 5 Year CMT + 5.181%) (B)(D)	8.500	01-15-84	4,663,000	5,026,201
Energy Transfer LP (6.625% to 2-15-28, then 3 month CME Term SOFR + 4.417%) (B)(D)(F)	6.625	02-15-28	5,377,000	5,162,014
Energy Transfer LP (7.125% to 5-15-30, then 5 Year CMT + 5.306%) (B)(D)(F)	7.125	05-15-30	7,123,000	7,019,420
South Bow Canadian Infrastructure Holdings, Ltd. (7.500% to 3-1-35, then 5 Year CMT + 3.667%) (G)	7.500	03-01-55	3,128,000	3,074,576
Venture Global LNG, Inc. (9.000% to 9-30-29, then 5 Year CMT + 5.440%) (B)(D)(F)(G)	9.000	09-30-29	6,622,000	5,691,840
Financials 35.0%				115,730,772
Banks 22.2%
Banco Santander SA (9.625% to 11-21-33, then 5 Year CMT + 5.298%) (F)	9.625	05-21-33	3,600,000	4,066,888
Bank of America Corp. (6.125% to 4-27-27, then 5 Year CMT + 3.231%) (B)(D)(F)	6.125	04-27-27	1,850,000	1,845,403
Bank of America Corp. (6.625% to 5-1-30, then 5 Year CMT + 2.684%) (F)	6.625	05-01-30	3,925,000	3,926,808
Barclays PLC (9.625% to 6-15-30, then 5 Year SOFR ICE Swap Rate + 5.775%) (F)	9.625	12-15-29	3,250,000	3,547,895
Citigroup, Inc. (6.950% to 2-15-30, then 5 Year CMT + 2.726%) (F)	6.950	02-15-30	2,250,000	2,204,150
Citigroup, Inc. (7.375% to 5-15-28, then 5 Year CMT + 3.209%) (F)	7.375	05-15-28	4,525,000	4,581,291
Citigroup, Inc. (7.625% to 11-15-28, then 5 Year CMT + 3.211%) (B)(D)(F)	7.625	11-15-28	5,525,000	5,673,241
4	JOHN HANCOCK PREFERRED INCOME FUND II | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Rate (%)	Maturity date	Par value^	Value
Financials (continued)
Banks (continued)
Citizens Financial Group, Inc. (3 month CME Term SOFR + 3.419%) (C)(F)	7.703	07-06-25	6,000,000	$5,901,354
CoBank ACB (4.250% to 1-1-27, then 5 Year CMT + 3.049%) (B)(D)(F)	4.250	01-01-27	2,500,000	2,370,892
CoBank ACB (6.450% to 10-1-27, then 5 Year CMT + 3.487%) (B)(D)(F)	6.450	10-01-27	4,250,000	4,227,709
CoBank ACB (7.250% to 7-1-29, then 5 Year CMT + 2.880%) (B)(D)(F)	7.250	07-01-29	3,850,000	3,852,595
JPMorgan Chase & Co. (6.875% to 6-1-29, then 5 Year CMT + 2.737%) (B)(D)(F)	6.875	06-01-29	3,675,000	3,785,600
KeyCorp (5.000% to 9-15-26, then 3 month CME Term SOFR + 3.868%) (B)(F)	5.000	09-15-26	1,288,000	1,244,875
Societe Generale SA (10.000% to 5-14-29, then 5 Year CMT + 5.448%) (F)(G)	10.000	11-14-28	2,750,000	2,957,111
The Bank of Nova Scotia (8.625% to 10-27-27, then 5 Year CMT + 4.389%) (B)(D)	8.625	10-27-82	5,240,000	5,417,318
The PNC Financial Services Group, Inc. (6.000% to 5-15-27, then 5 Year CMT + 3.000%) (B)(D)(F)	6.000	05-15-27	3,965,000	3,921,615
The PNC Financial Services Group, Inc. (6.200% to 9-15-27, then 5 Year CMT + 3.238%) (B)(D)(F)	6.200	09-15-27	5,531,000	5,527,356
Wells Fargo & Company (6.850% to 9-15-29, then 5 Year CMT + 2.767%) (B)(D)(F)	6.850	09-15-29	3,000,000	3,032,724
Wells Fargo & Company (7.625% to 9-15-28, then 5 Year CMT + 3.606%) (B)(D)(F)	7.625	09-15-28	5,008,000	5,271,997
Capital markets 6.6%
Deutsche Bank AG (4.789% to 4-30-25, then 5 Year SOFR Spread-Adjusted ICE Swap Rate + 4.358%) (F)	4.789	04-30-25	600,000	594,000
State Street Corp. (6.700% to 3-15-29, then 5 Year CMT + 2.613%) (B)(D)(F)	6.700	03-15-29	3,588,000	3,600,666
The Bank of New York Mellon Corp. (6.300% to 3-20-30, then 5 Year CMT + 2.297%) (B)(D)(F)	6.300	03-20-30	3,782,000	3,798,735
The Goldman Sachs Group, Inc. (6.125% to 11-10-34, then 10 Year CMT + 2.400%) (F)	6.125	11-10-34	3,226,000	3,041,577
The Goldman Sachs Group, Inc. (7.500% to 2-10-29, then 5 Year CMT + 3.156%) (B)(D)(F)	7.500	02-10-29	6,215,000	6,435,210
The Goldman Sachs Group, Inc. (7.500% to 5-10-29, then 5 Year CMT + 2.809%) (B)(D)(F)	7.500	05-10-29	4,151,000	4,233,036
Consumer finance 0.7%
Discover Financial Services (6.125% to 9-23-25, then 5 Year CMT + 5.783%) (F)	6.125	06-23-25	2,400,000	2,395,653
Financial services 0.7%
Voya Financial, Inc. (F)	7.758	09-15-28	2,350,000	2,383,029
Insurance 4.8%
Global Atlantic Financial Company (7.950% to 10-15-29, then 5 Year CMT + 3.608%) (G)	7.950	10-15-54	3,250,000	3,300,437
Reinsurance Group of America, Inc. (6.650% to 9-15-35, then 5 Year CMT + 2.392%) (B)(D)	6.650	09-15-55	2,450,000	2,373,981
SBL Holdings, Inc. (6.500% to 11-13-26, then 5 Year CMT + 5.620%) (F)(G)	6.500	11-13-26	5,750,000	5,031,829
SBL Holdings, Inc. (7.000% to 5-13-25, then 5 Year CMT + 5.580%) (B)(F)(G)	7.000	05-13-30	5,490,000	5,185,797
Health care 0.8%				2,670,488
Health care providers and services 0.8%
CVS Health Corp. (7.000% to 3-10-30, then 5 Year CMT + 2.886%)	7.000	03-10-55	2,640,000	2,670,488
Industrials 0.9%				3,041,962
Trading companies and distributors 0.9%
Air Lease Corp. (6.000% to 12-15-29, then 5 Year CMT + 2.560%) (F)	6.000	09-24-29	3,250,000	3,041,962
Real estate 0.8%				2,555,922
Residential REITs 0.8%
BW Real Estate, Inc. (9.500% to 3-30-30, then 5 Year CMT + 5.402%) (F)(G)	9.500	03-30-30	2,600,000	2,555,922
Utilities 17.2%				56,684,494
Electric utilities 6.5%
Brookfield Infrastructure Finance ULC (6.750% to 3-15-30, then 5 Year CMT + 2.453%)	6.750	03-15-55	2,701,000	2,597,916
Edison International (5.000% to 3-15-27, then 5 Year CMT + 3.901% to 3-15-32, then 5 Year CMT + 4.151% to 3-15-47, then 5 Year CMT + 4.901%) (B)(D)(F)	5.000	12-15-26	1,790,000	1,583,515
Entergy Corp. (7.125% to 12-1-29, then 5 Year CMT + 2.670%) (B)(D)	7.125	12-01-54	3,000,000	3,016,305
EUSHI Finance, Inc. (7.625% to 12-15-29, then 5 Year CMT + 3.136%)	7.625	12-15-54	2,450,000	2,460,920
Exelon Corp. (6.500% to 3-15-35, then 5 Year CMT + 1.975%) (B)(D)	6.500	03-15-55	1,650,000	1,640,443
NRG Energy, Inc. (10.250% to 3-15-28, then 5 Year CMT + 5.920%) (B)(D)(F)(G)	10.250	03-15-28	5,445,000	5,965,252
PG&E Corp. (7.375% to 3-15-30, then 5 Year CMT + 3.883%) (B)(D)	7.375	03-15-55	4,275,000	4,150,128
Gas utilities 2.4%
AltaGas, Ltd. (7.200% to 10-15-34, then 5 Year CMT + 3.573%) (G)	7.200	10-15-54	3,695,000	3,608,598
Northwest Natural Holding Company (7.000% to 9-15-35, then 5 Year CMT + 2.701%)	7.000	09-15-55	4,250,000	4,133,099
SEE NOTES TO FUND’S INVESTMENTS	JOHN HANCOCK PREFERRED INCOME FUND II | QUARTERLY REPORT	5

	Rate (%)	Maturity date	Par value^	Value
Utilities (continued)
Independent power and renewable electricity producers 5.3%
The AES Corp. (7.600% to 1-15-30, then 5 Year CMT + 3.201%) (B)(D)	7.600	01-15-55	5,514,000	$5,448,178
Vistra Corp. (8.000% to 10-15-26, then 5 Year CMT + 6.930%) (B)(D)(F)(G)	8.000	10-15-26	4,850,000	4,956,981
Vistra Corp. (8.875% to 1-15-29, then 5 Year CMT + 5.045%) (B)(D)(F)(G)	8.875	01-15-29	6,772,000	7,125,679
Multi-utilities 3.0%
CenterPoint Energy, Inc. (6.850% to 2-15-35, then 5 Year CMT + 2.946%) (B)(D)	6.850	02-15-55	3,335,000	3,330,086
CMS Energy Corp. (6.500% to 6-1-35, then 5 Year CMT + 1.961%) (B)	6.500	06-01-55	2,724,000	2,655,739
NiSource, Inc. (6.375% to 3-31-35, then 5 Year CMT + 2.527%) (B)(D)	6.375	03-31-55	1,225,000	1,195,112
Sempra (6.400% to 10-1-34, then 5 Year CMT + 2.632%) (B)(D)	6.400	10-01-54	1,500,000	1,368,138

Sempra (6.875% to 10-1-29, then 5 Year CMT + 2.789%) (B)(D)	6.875	10-01-54	1,500,000	1,448,405
Convertible bonds 0.5% (0.3% of Total investments)				$1,741,320
(Cost $1,400,000)
Utilities 0.5%				1,741,320
Electric utilities 0.5%

TXNM Energy, Inc. (B)(G)	5.750	06-01-54	1,400,000	1,741,320

Capital preferred securities (H) 2.8% (1.7% of Total investments)				$9,291,598
(Cost $10,678,500)
Financials 1.3%				4,204,805
Insurance 1.3%
MetLife Capital Trust IV (7.875% to 12-15-37, then 3 month CME Term SOFR + 4.222%) (B)(D)(G)	7.875	12-15-37	3,900,000	4,204,805
Utilities 1.5%				5,086,793
Multi-utilities 1.5%
Dominion Resources Capital Trust III (B)(D)	8.400	01-15-31	5,000,000	5,086,793

	Yield (%)	Shares	Value
Short-term investments 0.2% (0.1% of Total investments)			$545,089
(Cost $545,093)
Short-term funds 0.2%			545,089
John Hancock Collateral Trust (I)	4.2081(J)	54,491	545,089

Total investments (Cost $560,391,604) 161.2%	$532,531,210
Other assets and liabilities, net (61.2%)	(202,083,010)
Total net assets 100.0%	$330,448,200

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund unless otherwise indicated.
^All par values are denominated in U.S. dollars unless otherwise indicated.
Security Abbreviations and Legend
CME	CME Group Published Rates
CMT	Constant Maturity Treasury
ICE	Intercontinental Exchange
LIBOR	London Interbank Offered Rate
SOFR	Secured Overnight Financing Rate
(A)	Includes preferred stocks and hybrid securities with characteristics of both equity and debt that pay dividends on a periodic basis.
(B)	All or a portion of this security is pledged as collateral pursuant to the Credit Facility Agreement. Total collateral value at 4-30-25 was $348,950,414.
(C)	Variable rate obligation. The coupon rate shown represents the rate at period end.
(D)	All or a portion of this security is on loan as of 4-30-25, and is a component of the fund’s leverage under the Credit Facility Agreement. The value of securities on loan amounted to $165,708,905.
(E)	Non-income producing security.
(F)	Perpetual bonds have no stated maturity date. Date shown as maturity date is next call date.
(G)	This security is exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration. Rule 144A securities amounted to $58,358,641 or 17.7% of the fund’s net assets as of 4-30-25.
(H)	Includes hybrid securities with characteristics of both equity and debt that trade with, and pay, interest income.
(I)	Investment is an affiliate of the fund, the advisor and/or subadvisor.
(J)	The rate shown is the annualized seven-day yield as of 4-30-25.
The fund had the following country composition as a percentage of total investments on 4-30-25:
6	JOHN HANCOCK PREFERRED INCOME FUND II | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

United States	88.6%
Canada	7.5%
Bermuda	1.4%
Other countries	2.5%
TOTAL	100.0%
SEE NOTES TO FUND’S INVESTMENTS	JOHN HANCOCK PREFERRED INCOME FUND II | QUARTERLY REPORT	7

DERIVATIVES
SWAPS
Interest rate swaps
Counterparty (OTC)/ Centrally cleared	Notional amount	Currency	Payments made	Payments received	Fixed payment frequency	Floating payment frequency	Maturity date	Unamortized upfront payment paid (received)	Unrealized appreciation (depreciation)	Value
Centrally cleared	104,000,000	USD	Fixed 3.662%	USD SOFR Compounded OIS(a)	Semi-Annual	Quarterly	May 2026	—	$(740,529)	$(740,529)
Centrally cleared	51,500,000	USD	Fixed 3.473%	USD SOFR Compounded OIS(a)	Semi-Annual	Quarterly	May 2026	—	(230,284)	(230,284)
Centrally cleared	25,250,000	USD	Fixed 3.817%	USD SOFR Compounded OIS(a)	Semi-Annual	Quarterly	Dec 2026	—	(377,458)	(377,458)
								—	$(1,348,271)	$(1,348,271)

(a)	At 4-30-25, the overnight SOFR was 4.410%.

Derivatives Currency Abbreviations
USD	U.S. Dollar

Derivatives Abbreviations
OIS	Overnight Index Swap
OTC	Over-the-counter
SOFR	Secured Overnight Financing Rate
8	JOHN HANCOCK PREFERRED INCOME FUND II | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

Notes to Fund’s investments (unaudited)
Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the Valuation Policies and Procedures of the Advisor, John Hancock Investment Management LLC, the fund’s valuation designee.
In order to value the securities, the fund uses the following valuation techniques: Equity securities, including exchange-traded or closed-end funds, are typically valued at the last sale price or official closing price on the exchange or principal market where the security trades. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Investments by the fund in open-end mutual funds, including John Hancock Collateral Trust (JHCT), are valued at their respective NAVs each business day. Debt obligations are typically valued based on evaluated prices provided by an independent pricing vendor. Independent pricing vendors utilize matrix pricing, which takes into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data, as well as broker supplied prices. Swaps are generally valued using evaluated prices obtained from an independent pricing vendor.
In certain instances, the Pricing Committee of the Advisor may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market.
Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the Pricing Committee following procedures established by the Advisor and adopted by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed.
The fund uses a three tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities, including registered investment companies. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the Advisor’s assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.
The following is a summary of the values by input classification of the fund’s investments as of April 30, 2025, by major security category or type:
	Total value at 4-30-25	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs

Investments in securities:
Assets
Preferred securities
Communication services	$18,942,022	$18,942,022	—	—
Consumer discretionary	1,544,610	1,544,610	—	—
Financials	208,407,755	204,586,530	$3,821,225	—
Industrials	3,452,123	3,452,123	—	—
Information technology	3,665,555	3,665,555	—	—
Real estate	7,732,166	7,732,166	—	—
Utilities	52,214,377	51,057,452	1,156,925	—
Common stocks	2,637,518	2,637,518	—	—
Corporate bonds	222,357,077	—	222,357,077	—
Convertible bonds	1,741,320	—	1,741,320	—
Capital preferred securities	9,291,598	—	9,291,598	—
Short-term investments	545,089	545,089	—	—
Total investments in securities	$532,531,210	$294,163,065	$238,368,145	—
Derivatives:
Liabilities
Swap contracts	$(1,348,271)	—	$(1,348,271)	—
Investment in affiliated underlying funds. The fund may invest in affiliated underlying funds that are managed by the Advisor and its affiliates. Information regarding the fund’s fiscal year to date purchases and sales of the affiliated underlying funds as well as income and capital gains earned by the fund, if any, is as follows:
							Dividends and distributions
Affiliate	Ending share amount	Beginning value	Cost of purchases	Proceeds from shares sold	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Income distributions received	Capital gain distributions received	Ending value
John Hancock Collateral Trust	54,491	$641,056	$109,316,310	$(109,414,805)	$2,513	$15	$128,464	—	$545,089
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For additional information on the fund’s significant accounting policies and risks, please refer to the fund’s most recent semiannual or annual shareholder report and prospectus.
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